Financial Instruments - Summary of Financial Derivative Transactions Qualifying as Hedge Instruments Resulted in Recognition of Assets and Liabilities (Detail) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedging instruments [line items]
Assets Current	$ 322,316	$ 39,022,012
Assets Non-Current	4,871,397	4,191,543
Liabilities Current	48,225,766	81,195,765
Liabilities Non-current	25,208,326	2,629,715
Interest rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Assets Current	322,316	852,119
Assets Non-Current	8,447	4,191,543
Liabilities Non-current	7,743,401
Interest rate hedge [Member] | Cash flow hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Assets Current	322,316	852,119
Assets Non-Current	8,447	4,191,543
Liabilities Non-current	7,743,401
Exchange rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Assets Current		38,169,893
Assets Non-Current	4,862,950
Liabilities Current	48,225,766	81,195,765
Liabilities Non-current	17,464,925	2,629,715
Exchange rate hedge [Member] | Cash flow hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Assets Current		38,169,893
Assets Non-Current	4,862,950
Liabilities Current	48,225,766	81,195,765
Liabilities Non-current	$ 17,464,925	$ 2,629,715